Provisions on Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Provisions on Assets

Year Ended December 31	2019	2018
Utilities	$—	$193.7
Midstream	35.2	153.7
Power	380.6	381.3
	$415.8	$728.7